UNAUDITED QUARTERLY DATA (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
UNAUDITED QUARTERLY DATA [Abstract]
Net sales	$ 1,497	$ 1,366	$ 1,308	$ 1,343	$ 1,525	$ 1,392	$ 1,302	$ 1,314	$ 5,514	$ 5,533
Cost of products sold	855	791	753	759	851	802	743	746	3,158	3,142	3,107
Earnings from continuing operations	171	151	118	139	182	135	124	132	579	573	535
Earnings (losses) from discontinued operations, net of tax	(1)	(14)	(3)	(3)	1	(2)	(1)	1	(21)	(1)	6
Net earnings	$ 170	$ 137	$ 115	$ 136	$ 183	$ 133	$ 123	$ 133	$ 558	$ 572	$ 541
Net earnings (losses) per share, basic
Continuing operations	$ 1.32	$ 1.16	$ 0.91	$ 1.07	$ 1.39	$ 1.02	$ 0.95	$ 1.01	$ 4.47	$ 4.37	$ 4.09
Discontinued operations	$ 0.00	$ (0.11)	$ (0.02)	$ (0.03)	$ 0.00	$ (0.01)	$ (0.01)	$ 0.01	$ (0.16)	$ 0.00	$ 0.05
Basic net earnings per share	$ 1.32	$ 1.05	$ 0.89	$ 1.04	$ 1.39	$ 1.01	$ 0.94	$ 1.02	$ 4.31	$ 4.37	$ 4.14
Net earnings (losses) per share, diluted
Continuing operations	$ 1.30	$ 1.14	$ 0.90	$ 1.05	$ 1.37	$ 1.01	$ 0.94	$ 1.00	$ 4.39	$ 4.31	$ 4.05
Discontinued operations	$ (0.01)	$ (0.10)	$ (0.03)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.01)	$ 0.01	$ (0.16)	$ (0.01)	$ 0.04
Diluted net earnings per share	$ 1.29	$ 1.04	$ 0.87	$ 1.03	$ 1.37	$ 1.00	$ 0.93	$ 1.01	$ 4.23	$ 4.30	$ 4.09
Dividends declared per common share	$ 0.74	$ 0.71	$ 0.71	$ 0.71	$ 0.71	$ 0.64	$ 0.64	$ 0.64	$ 2.87	$ 2.63	$ 2.44
Market price (NYSE), high	$ 93.43	$ 92.75	$ 96.76	$ 87.60	$ 90.10	$ 88.63	$ 76.74	$ 73.65	$ 96.76	$ 90.10
Market price (NYSE), low	$ 86.56	$ 83.70	$ 80.20	$ 81.25	$ 81.12	$ 73.50	$ 71.00	$ 69.67	$ 80.20	$ 69.67
Market price (NYSE), year-end	$ 91.40				$ 83.14				$ 91.40	$ 83.14